Loans from the Argentine Central Bank and Other Financial Institutions - Schedule of Credit Lines with Local and International Financial Institutions and Entities (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Notional Amount	$ 13,833,439	$ 30,936,161
Local Institutions [member]
Disclosure of detailed information about borrowings [line items]
Notional Amount	7,057,743	7,651,644
International Institutions [member]
Disclosure of detailed information about borrowings [line items]
Notional Amount	$ 6,775,696	$ 23,284,517
Argentina, Pesos [member] | Local Institutions [member] | BICE [member]
Disclosure of detailed information about borrowings [line items]
Date of Placement	Sundry Dates	Sundry Dates
Currency	Ps.	Ps.
Term	1,655 days	1,778 days
Rate	30.70%	47.00%
Maturity Date	Sundry Dates	Sundry Dates
Notional Amount	$ 1,330,193	$ 2,642,859
Argentina, Pesos [member] | Local Institutions [member] | Call taken [member]
Disclosure of detailed information about borrowings [line items]
Date of Placement		12.30.19
Currency		Ps.
Term		3 days
Rate		41.60%
Maturity Date		01.02.20
Notional Amount		$ 682,064
Argentina, Pesos [member] | Local Institutions [member] | Call taken [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Date of Placement	12.30.20
Currency	Ps.
Term	5 days
Rate	29.00%
Maturity Date	01.04.21
Notional Amount	$ 210,000
Argentina, Pesos [member] | Local Institutions [member] | Argentine Central Bank [member]
Disclosure of detailed information about borrowings [line items]
Date of Placement	12.30.20	12.30.19
Currency	Ps.	Ps.
Term	5 days	3 days
Maturity Date	04.01.21	02.01.20
Notional Amount	$ 21,368	$ 30,562
Argentina, Pesos [member] | Local Institutions [member] | Other Lines [member]
Disclosure of detailed information about borrowings [line items]
Date of Placement	Sundry Dates	Sundry Dates
Currency	Ps.	Ps.
Term	11 days	364 days
Rate	48.10%	53.90%
Maturity Date	11.01.21	Sundry Dates
Notional Amount	$ 1	$ 3,087,284
Argentina, Pesos [member] | Local Institutions [member] | Agreements With Banks [Member]
Disclosure of detailed information about borrowings [line items]
Date of Placement	12.14.20
Currency	Ps.
Term	365 days
Rate	40.80%
Maturity Date	12.14.21
Notional Amount	$ 3,661,158
US Dollar [member] | Local Institutions [member] | BICE [member]
Disclosure of detailed information about borrowings [line items]
Date of Placement	Sundry Dates	Sundry Dates
Currency	USD	USD
Term	1,705 days	1,762 days
Rate	4.30%	5.80%
Maturity Date	Sundry Dates	Sundry Dates
Notional Amount	$ 1,835,023	$ 1,208,875
US Dollar [member] | International Institutions [member] | Correspondents [member]
Disclosure of detailed information about borrowings [line items]
Date of Placement	12.30.20	12.31.19
Currency	USD	USD
Term	5 days	2 days
Maturity Date	11.04.21	02.01.20
Notional Amount	$ 1,927,341	$ 509,031
US Dollar [member] | International Institutions [member] | IFC [member]
Disclosure of detailed information about borrowings [line items]
Date of Placement	Sundry Dates	Sundry Dates
Currency	USD	USD
Term	1,552 days	1,355 days
Rate	3.20%	4.74%
Maturity Date	Sundry Dates	Sundry dates
Notional Amount	$ 4,848,355	$ 8,521,584
US Dollar [member] | International Institutions [member] | Pre financing [member]
Disclosure of detailed information about borrowings [line items]
Date of Placement		Sundry Dates
Currency		USD
Term		167 days
Rate		6.03%
Maturity Date		Sundry dates
Notional Amount		$ 13,572,955
US Dollar [member] | International Institutions [member] | IDB [member]
Disclosure of detailed information about borrowings [line items]
Date of Placement		Sundry Dates
Currency		USD
Term		361 days
Rate		5.73%
Maturity Date		Sundry dates
Notional Amount		$ 680,947